SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Mar. 31, 2023
Cash
Statement [Line Items]
Classification	Amortized cost
Marketable Securities
Statement [Line Items]
Classification	FVTOCI
Restricted Cash
Statement [Line Items]
Classification	Amortized cost
Amounts Receivable and Other Assets
Statement [Line Items]
Classification	Amortized cost
Balance Due to Related Parties
Statement [Line Items]
Classification	Amortized cost
Accounts payable and accrued liabilities
Statement [Line Items]
Classification	Amortized cost